Document and Entity Information	6 Months Ended
Jun. 30, 2026
Document and Entity Information
Document Type	6-K
Document Period End Date	Jun. 30, 2026
Entity Registrant Name	Addex Therapeutics Ltd.
Entity Central Index Key	0001574232
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2